BlackRock Allocation Target Shares

BATS: Series A Portfolio
BATS: Series C Portfolio
BATS: Series E Portfolio
BATS: Series M Portfolio
BATS: Series P Portfolio
BATS: Series S Portfolio

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock CoRI Funds

BlackRock CoRI 2015 Fund
BlackRock CoRI 2017 Fund
BlackRock CoRI 2019 Fund
BlackRock CoRI 2021 Fund
BlackRock CoRI 2023 Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Alternative Capital Strategies Fund
BlackRock Commodity Strategies Fund
BlackRock Developed Real Estate Index Fund
BlackRock Disciplined Small Cap Core Fund
BlackRock Emerging Market Allocation Portfolio
BlackRock Emerging Markets Dividend Fund
BlackRock Emerging Markets Equity Strategies Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Exchange Portfolio
BlackRock Flexible Equity Fund
BlackRock Global Long/Short Credit Fund
BlackRock Global Long/Short Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock Impact U.S. Equity Fund
BlackRock International Opportunities Portfolio
BlackRock Macro Themes Fund
BlackRock Managed Volatility Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Midcap Index Fund
BlackRock MSCI Asia ex Japan Index Fund

BlackRock MSCI World Index Fund
BlackRock Multi-Asset Real Return Fund
BlackRock Multi-Manager Alternative Strategies Fund
BlackRock Real Estate Securities Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Short-Term Inflation-Protected Securities Index Fund
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small/Mid Cap Index Fund
BlackRock Strategic Risk Allocation Fund
BlackRock Total Stock Market Index Fund
BlackRock U.S. Opportunities Portfolio

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
BlackRock Core Bond Portfolio
BlackRock Dynamic High Income Portfolio
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Dividend Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Investment Grade Bond Portfolio
BlackRock LifePath® Active 2020 Fund
BlackRock LifePath® Active 2025 Fund
BlackRock LifePath® Active 2030 Fund
BlackRock LifePath® Active 2035 Fund
BlackRock LifePath® Active 2040 Fund
BlackRock LifePath® Active 2045 Fund
BlackRock LifePath® Active 2050 Fund
BlackRock LifePath® Active 2055 Fund
BlackRock LifePath® Active Retirement Fund
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio
BlackRock Secured Credit Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock U.S. Government Bond Portfolio

BlackRock Funds III

BlackRock CoreAlpha Bond Fund
BlackRock Disciplined International Fund
BlackRock Large Cap Index Fund
BlackRock LifePath® Retirement Fund
BlackRock LifePath® 2020 Fund
BlackRock LifePath® 2025 Fund
BlackRock LifePath® 2030 Fund
BlackRock LifePath® 2035 Fund
BlackRock LifePath® 2040 Fund
BlackRock LifePath® 2045 Fund

BlackRock LifePath® 2050 Fund
BlackRock LifePath® 2055 Fund
BlackRock LifePath® Index Retirement Fund
BlackRock LifePath® Index 2020 Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock S&P 500 Index Fund
BlackRock Total International ex U.S. Index Fund
BlackRock U.S. Total Bond Index Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc.

BlackRock International Index Fund
BlackRock Small Cap Index Fund

BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.

BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Opportunities Fund
BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock High Yield Portfolio
BlackRock Large Cap Core Portfolio
BlackRock Total Return Portfolio
BlackRock U.S. Government Bond Portfolio

BlackRock Series, Inc.

BlackRock International Fund
BlackRock Small Cap Growth Fund II

BlackRock Strategic Global Bond Fund, Inc.

BlackRock Value Opportunities Fund, Inc.

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Opportunities V.I. Fund
BlackRock High Yield V.I. Fund
BlackRock International V.I. Fund
BlackRock iShares® Alternative Strategies V.I. Fund
BlackRock iShares® Dynamic Allocation V.I. Fund
BlackRock iShares® Dynamic Fixed Income V.I. Fund
BlackRock iShares® Equity Appreciation V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock U.S. Government Bond V.I. Fund
BlackRock Value Opportunities V.I. Fund

FDP Series, Inc.

FDP BlackRock Franklin Templeton Total Return Fund FDP
BlackRock Invesco Value Fund FDP
BlackRock Janus Growth Fund FDP
BlackRock MFS Research International Fund

Managed Account Series

BlackRock U.S. Mortgage Portfolio
Global SmallCap Portfolio
Mid Cap Value Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 1, 2016 to the
Statement of Additional Information of each Fund

Part II of each Fund’s Statement of Additional Information is amended as follows:

The last paragraph under the section entitled “Purchase of Shares — Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

As of the date of this SAI, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Ameriprise Financial Services, AXA Advisors, Cetera Financial Group, Citigroup Global Markets, Inc., Commonwealth Equity Services (Commonwealth Financial Network), FSC Securities Corporation, Goldman Sachs & Co., JP Morgan, Ladenburg Thalmann Advisor Network LLC, Lincoln Financial Advisors Corporation, Lincoln Financial Securities Corporation, LPL Financial Corporation, Merrill Lynch, MetLife Securities, Morgan Stanley Smith Barney, Northwestern Mutual Investment Services, LLC, Park Avenue Securities, PFS Investments, PNC Investments LLC, Raymond James, RBC Capital Markets, Royal Alliance Associates, SagePoint Financial, Santander Securities, LLC, UBS Financial Services, U.S. Bancorp Investments, Voya Financial Advisors, Inc., Voya Investments Distributor, LLC, Wells Fargo, Woodbury Financial Services, Inc. and/or broker dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations in any year will vary, may be limited to specific Funds or share classes, and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In addition, from time to time BRIL, BlackRock or certain of their affiliates may make fixed dollar amount payments to certain Service Organizations listed above that are not based on the value of the shares sold to, or held by, the Service Organization’s customers and may be different for different Service Organizations.

Shareholders should retain this Supplement for future reference.

SAI-GLOBAL-0416SUP